Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	December 31, 2023	December 31, 2022

Accrued expenses	$361,738	$241,960
Accounts payable	269,806	297,725
Accounts payable – related party	16,900	27,029
Accrued legal costs	345,729	349,726
Accrued salary and payroll taxes	1,195	134,152
Total	$995,368	$1,050,592